                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08012
                                                      ---------

                        Government Obligations Portfolio
                        --------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

GOVERNMENT OBLIGATIONS PORTFOLIO as of June 30, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.8%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.125%, 3/15/12          $         8,000   $     8,639,872
-------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (IDENTIFIED COST, $8,729,312)                                            $     8,639,872
-------------------------------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 126.3%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.50%, with various maturities to 2011(3)              $            18   $        18,308
   6.00%, with various maturities to 2026(3)                        2,259         2,334,565
   6.25%, with maturity at 2008(3)                                      9             9,435
   6.50%, with various maturities to 2024(3)                       51,846        54,321,981
   6.75%, with various maturities to 2007(3)                            9             8,902
   6.87%, with maturity at 2024(3)                                  1,452         1,535,112
   7.00%, with various maturities to 2026(3)                       40,395        42,830,549
   7.089%, with maturity at 2023(3)                                 2,925         3,125,468
   7.25%, with maturity at 2022(3)                                  5,018         5,381,502
   7.50%, with various maturities to 2028(3)                       20,569        22,050,887
   7.625%, with maturity at 2019(3)                                 1,920         2,075,416
   7.75%, with various maturities to 2018(3)                          208           221,692
   7.78%, with maturity at 2022(3)                                    612           664,211
   7.85%, with maturity at 2020(3)                                  1,739         1,891,622
   8.00%, with various maturities to 2028(3)                       58,976        63,720,194
   8.13%, with maturity at 2019(3)                                  3,214         3,514,334
   8.15%, with various maturities to 2021(3)                        1,357         1,472,277
   8.25%, with various maturities to 2017(3)                        2,436         2,581,709
   8.50%, with various maturities to 2027(3)                       25,273        27,601,003
   8.75%, with various maturities to 2016(3)                        1,973         2,091,468
   9.00%, with various maturities to 2027(3)                       46,752        51,750,908
   9.25%, with various maturities to 2017(3)                        3,002         3,267,601
   9.50%, with various maturities to 2026(3)                       14,347        16,084,017
   9.75%, with various maturities to 2018(3)                        1,156         1,256,280
   10.00%, with various maturities to 2025(3)                      15,659        17,890,050
   10.50%, with various maturities to 2021(3)                       9,193        10,628,216
   10.75%, with maturity at 2011(3)                                   343           379,272
   11.00%, with various maturities to 2021(3)                      13,186        15,311,057
   11.25%, with maturity at 2014                                      312           352,493
   11.50%, with various maturities to 2017                          1,326         1,535,369
   11.75%, with maturity at 2011                                      207           234,433
   12.00%, with various maturities to 2019                          2,550         3,019,444
   12.25%, with various maturities to 2019                            271           316,093
   12.50%, with various maturities to 2019                          5,693         6,733,863
   12.75%, with various maturities to 2015                             71            83,602
   13.00%, with various maturities to 2019                            793           955,769
   13.25%, with various maturities to 2019                             89           107,490
   13.50%, with various maturities to 2019                          1,481         1,763,153
   14.00%, with various maturities to 2016                $           293   $       353,169
   14.50%, with various maturities to 2014                             27            34,742
   14.75%, with maturity at 2010                                       96           112,504
   15.00%, with various maturities to 2013                            617           763,365
   15.25%, with maturity at 2012                                       31            39,562
   15.50%, with maturity at 2011                                       11            13,547
   16.00%, with maturity at 2012                                       38            48,041
   16.25%, with various maturities to 2012                             20            24,995
-------------------------------------------------------------------------------------------
                                                                            $   370,509,670
-------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014                           $             9   $         8,930
   3.50%, with maturity at 2007                                         1             1,264
   5.25%, with maturity at 2006                                         8             7,709
   5.50%, with maturity at 2006                                         9             9,330
   6.00%, with various maturities to 2024                           1,891         1,954,929
   6.50%, with various maturities to 2026(1)                      171,488       179,442,488
   6.75%, with maturity at 2007                                         2             2,052
   7.00%, with various maturities to 2029                          85,746        90,851,696
   7.25%, with various maturities to 2023                             657           696,502
   7.50%, with various maturities to 2029                          52,605        56,437,911
   7.75%, with maturity at 2008                                       110           115,334
   7.875%, with maturity at 2021                                    2,880         3,135,980
   7.979%, with maturity at 2030                                      356           388,071
   8.00%, with various maturities to 2027                          55,370        60,040,949
   8.25%, with various maturities to 2025                           3,143         3,366,807
   8.33%, with maturity at 2020                                     1,421         1,561,824
   8.50%, with various maturities to 2027                          28,035        30,633,362
   8.575%, with maturity at 2021                                    1,372         1,508,813
   8.75%, with various maturities to 2017                           2,091         2,231,988
   8.881%, with maturity at 2010                                      543           587,606
   9.00%, with various maturities to 2030                          11,268        12,357,530
   9.125%, with maturity at 2011                                      333           364,868
   9.25%, with various maturities to 2016                             529           573,400
   9.50%, with various maturities to 2030                          13,892        15,499,583
   9.704%, with maturity at 2025                                      283           320,272
   9.75%, with maturity at 2019                                        81            91,283
   9.92%, with maturity at 2021                                       384           435,616
   10.00%, with various maturities to 2027                         12,073        13,771,881
   10.036%, with maturity at 2020                                     415           472,485
   10.053%, with maturity at 2023                                     462           533,173
   10.29%, with maturity at 2021                                      539           622,247
   10.294%, with maturity at 2021                                     303           348,769
   10.365%, with maturity at 2025                                     375           432,557
   10.50%, with various maturities to 2025                          3,286         3,763,780
   11.00%, with various maturities to 2025                          6,486         7,514,157
   11.137%, with maturity at 2019                                     594           693,047
   11.50%, with various maturities to 2020                          4,268         4,964,995
   11.534%, with maturity at 2025                                     271           323,131
   11.591%, with maturity at 2018                                     813           949,732
   11.75%, with various maturities to 2017                            531           622,803
   12.00%, with various maturities to 2020                          9,146        10,816,435
   12.25%, with various maturities to 2015                            521           617,441
   12.267%, with maturity at 2021                                     394           466,505

                        See notes to financial statements

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------------------
   12.50%, with various maturities to 2021                $         2,665   $     3,165,971
   12.707%, with maturity at 2015                                     728           876,087
   12.75%, with various maturities to 2015                            556           661,141
   13.00%, with various maturities to 2019                          1,778         2,096,807
   13.25%, with various maturities to 2015                            479           571,215
   13.50%, with various maturities to 2015                          1,228         1,495,407
   13.75%, with maturity at 2011                                       17            20,717
   14.00%, with various maturities to 2014                             50            60,944
   14.50%, with various maturities to 2014                             63            76,380
   14.75%, with maturity at 2012                                      965         1,186,130
   15.00%, with various maturities to 2013                            974         1,211,851
   15.50%, with maturity at 2012                                      133           166,850
   15.75%, with maturity at 2011                                        4             5,233
   16.00%, with maturity at 2012                                      562           709,468
-------------------------------------------------------------------------------------------
                                                                            $   521,843,436
-------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
   6.50%, with various maturities to 2026(1)              $       190,505   $   199,765,188
   7.00%, with various maturities to 2025(1)                       94,477       100,287,220
   7.25%, with various maturities to 2022                             281           298,909
   7.31%, with maturity at 2027                                     1,548         1,657,324
   7.50%, with various maturities to 2024                          21,278        22,877,112
   8.00%, with various maturities to 2027                          59,899        64,994,994
   8.25%, with various maturities to 2019                             594           647,985
   8.30%, with maturity at 2020                                       253           278,099
   8.50%, with various maturities to 2018                          10,128        11,107,578
   9.00%, with various maturities to 2027                          41,028        45,631,836
   9.50%, with various maturities to 2026(1)                       26,366        29,538,026
   10.00%, with various maturities to 2025                          8,709         9,872,923
   10.50%, with various maturities to 2020                          8,166         9,443,569
   11.00%, with various maturities to 2020                          3,133         3,664,737
   11.50%, with maturity at 2013                                       40            46,596
   12.00%, with various maturities to 2015                          2,629         3,111,343
   12.50%, with various maturities to 2019                          1,044         1,244,796
   13.00%, with various maturities to 2014                            264           318,918
   13.50%, with maturity at 2011                                        9            11,224
   14.00%, with maturity at 2015                                       29            36,773
   14.50%, with maturity at 2014                                        9            10,400
   15.00%, with various maturities to 2013                            209           263,268
   16.00%, with various maturities to 2012                             54            67,581
-------------------------------------------------------------------------------------------
                                                                            $   505,176,399
-------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.,
     Series 1577, Class PH, 6.30%, due 2023               $         2,496   $     2,589,151
   Federal Home Loan Mortgage Corp.,
     Series 1666, Class H, 6.25%, due 2023                          5,049         5,262,049
   Federal Home Loan Mortgage Corp.,
     Series 1822, Class Z, 6.90%, due 2026                          7,704         8,157,255
   Federal Home Loan Mortgage Corp.,
     Series 1896, Class Z, 6.00%, due 2026                          3,980         4,103,787
   Federal Home Loan Mortgage Corp.,
     Series 24, Class ZE, 6.25%, due 2023                           1,008         1,056,252
   Federal National Mortgage Assn.,
     Series 1993-120, Class K, 7.00%, due 2022                        905           912,878
   Federal National Mortgage Assn.,
     Series 1993-149, Class M, 7.00%, due 2023            $         2,654   $     2,820,971
   Federal National Mortgage Assn.,
     Series 1993-16, Class Z, 7.50%, due 2023                       2,483         2,660,236
   Federal National Mortgage Assn.,
     Series 1993-250, Class Z, 7.00%, due 2023                      1,748         1,851,286
   Federal National Mortgage Assn.,
     Series 1993-39, Class Z, 7.50%, due 2023                       5,775         6,201,011
   Federal National Mortgage Assn.,
     Series 2000-49, Class A, 8.00%, due 2027                       5,012         5,431,683
   Federal National Mortgage Assn.,
     Series G93-29, Class Z, 7.00%, due 2023                        7,625         8,072,757
-------------------------------------------------------------------------------------------
                                                                            $    49,119,316
-------------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
   (IDENTIFIED COST $1,450,501,339)                                         $ 1,446,648,821
-------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.6%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23(2)                    $         6,000   $     7,275,240
-------------------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $6,272,104)                                            $     7,275,240
-------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.2%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------------------
San Paolo IMI, 1.44%, 7/1/04                              $        13,400   $    13,400,000
-------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $13,400,000)                                         $    13,400,000
-------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 128.9%
   (IDENTIFIED COST $1,478,902,755)                                         $ 1,475,963,933
-------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (28.9)%                                   $  (331,003,884)
-------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                        $ 1,144,960,049
-------------------------------------------------------------------------------------------

(1) All or a portion of these securities were on loan at June 30, 2004.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3) All or a portion of these securities represents collateral held in connection with securities lending.

                        See notes to financial statements

GOVERNMENT OBLIGATIONS PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (including $333,462,853 of securities on loan)
   (identified cost, $1,478,902,755)                                     $ 1,475,963,933
Cash                                                                              65,814
Receivable for investments sold                                                2,538,634
Interest receivable                                                            9,465,415
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $ 1,488,033,796
----------------------------------------------------------------------------------------

LIABILITIES

Collateral for securities loaned                                         $   341,885,676
Payable for daily variation margin on open financial futures contracts         1,100,000
Payable to affiliate for Trustees' fees                                            7,073
Accrued expenses                                                                  80,998
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $   343,073,747
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $ 1,144,960,049
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $ 1,150,469,153
Net unrealized depreciation (computed on the basis of identified cost)        (5,509,104)
----------------------------------------------------------------------------------------
TOTAL                                                                    $ 1,144,960,049
----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004
INVESTMENT INCOME

Interest                                                                 $    23,920,703
Security lending income, net                                                   4,382,783
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $    28,303,486
----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $     4,654,025
Trustees' fees and expenses                                                       14,232
Custodian fee                                                                    182,216
Legal and accounting services                                                     29,475
Interest expense                                                                  25,772
Miscellaneous                                                                      8,104
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $     4,913,824
----------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                            $            95
----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $            95
----------------------------------------------------------------------------------------

NET EXPENSES                                                             $     4,913,729
----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $    23,389,757
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $       514,233
   Financial futures contracts                                                 1,580,095
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     2,094,328
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $   (17,091,717)
   Financial futures contracts                                                (1,658,454)
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $   (18,750,171)
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                         $   (16,655,843)
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     6,733,914
----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
INCREASE (DECREASE)                         JUNE 30, 2004       YEAR ENDED
IN NET ASSETS                               (UNAUDITED)         DECEMBER 31, 2003
---------------------------------------------------------------------------------
From operations --
   Net investment income                    $     23,389,757    $      40,618,952
   Net realized gain (loss) on investment
      transactions and financial
      futures contracts                            2,094,328           (7,567,531)
   Net change in unrealized appreciation
      (depreciation) on investments
      and financial futures contracts            (18,750,171)         (34,142,719)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $      6,733,914    $      (1,091,298)
---------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $    108,315,765    $     984,539,314
   Withdrawals                                  (491,377,299)      (1,034,972,621)
---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $   (383,061,534)   $     (50,433,307)
---------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $   (376,327,620)   $     (51,524,605)
---------------------------------------------------------------------------------

NET ASSETS

At beginning of period                      $  1,521,287,669    $   1,572,812,274
---------------------------------------------------------------------------------
AT END OF PERIOD                            $  1,144,960,049    $   1,521,287,669
---------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS (UNAUDITED)

                                                                         SIX MONTHS ENDED
INCREASE (DECREASE) IN CASH                                              JUNE 30, 2004
----------------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
   Purchase of investments                                               $   (57,023,234)
   Proceeds from sales of investments and
      principal repayments                                                   424,862,352
   Interest received, including net securities
      lending income                                                          59,335,568
   Interest paid                                                                 (20,324)
   Operating expenses paid                                                    (4,870,410)
   Net purchase of short-term investments                                     (9,471,000)
   Financial futures contracts transactions                                    2,217,595
   Repayment of collateral for securities loaned, net                        (30,245,072)
   Increase in unrealized loss from
      futures transactions                                                    (1,658,454)
----------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                       $   383,127,021
----------------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
   Proceeds from capital contributions                                   $   108,315,765
   Payments for capital withdrawals                                         (491,377,299)
----------------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                                   $  (383,061,534)
----------------------------------------------------------------------------------------

NET INCREASE IN CASH                                                     $        65,487
----------------------------------------------------------------------------------------

CASH AT BEGINNING OF PERIOD                                              $           327
----------------------------------------------------------------------------------------

CASH AT END OF PERIOD                                                    $        65,814
----------------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH FROM
OPERATING ACTIVITIES

Net increase in net assets from operations                               $     6,733,914
Decrease in receivable for investments sold                                    1,016,736
Decrease in interest receivable                                                3,122,197
Increase in payable for daily variation margin                                   637,500
Increase in payable to affiliate                                                      87
Increase in accrued expenses                                                      22,908
Decrease in collateral for securities loaned                                 (30,245,072)
Net decrease in investments                                                  401,838,751
----------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                       $   383,127,021
----------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                           SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2004           ----------------------------------------------------------------
                                           (UNAUDITED)                 2003          2002          2001(1)       2000       1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
   daily net assets):
   Expenses                                            0.73%(3)           0.70%         0.75%          0.81%       0.84%       0.83%
   Expenses after custodian fee reduction              0.73%(3)           0.70%         0.75%          0.81%       0.84%       0.83%
   Interest expense                                    0.00%(2)(3)        0.01%         0.00%(2)       0.02%       0.02%       0.02%
   Net investment income                               3.52%(3)           2.26%         4.41%          5.91%       7.77%       7.79%
Portfolio Turnover                                        3%                67%           41%            21%         22%         18%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                          0.52%              0.01%         8.24%          9.52%         --          --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)  $      1,144,960        $ 1,521,288   $ 1,572,812      $ 675,520   $ 339,990   $ 345,200
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 7.51% to 5.91%.

(2) Represents less than 0.01%.

(3) Annualized.

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

GOVERNMENT OBLIGATIONS PORTFOLIO as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, insured, guaranteed or otherwise backed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2004, the Eaton Vance Government Obligations Fund had a 96% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2004, $95 in credit balances were used to reduce the Portfolio's custodian fee.

   E WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   F PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

   G FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   H OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K STATEMENT OF CASH FLOWS -- The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at June 30, 2004.

   L INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $57,023,234 and $423,845,616, respectively.

3  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a fee computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions are intended to continue indefinitely. For the six months ended June 30, 2004, the fee was equivalent to 0.70% (annualized) of the Portfolio's average net assets for such period and amounted to $4,654,025. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

4  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 2004 was $3,044,505 and the average interest rate was 1.70%.

5  SECURITIES LENDING AGREEMENT

   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $1,929,717 for the six months ended June 30, 2004. At June 30, 2004, the value of the securities loaned and the value of the collateral amounted to $333,462,853 and $341,885,676, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $  1,479,085,465
   --------------------------------------------------------
   Gross unrealized appreciation           $      8,616,732
   Gross unrealized depreciation                (11,738,264)
   --------------------------------------------------------
   NET UNREALIZED DEPRECIATION             $     (3,121,532)
   --------------------------------------------------------

7  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2004 is as follows:

   FUTURES CONTRACTS

   EXPIRATION                                    AGGREGATE                       NET UNREALIZED
   DATE(S)      CONTRACTS             POSITION   FACE VALUE       VALUE          DEPRECIATION
   ----------------------------------------------------------------------------------------------
   9/04         2,200 U.S Treasury
                Five Year Note        Short      (236,542,218)    (239,112,500)  (2,570,282)
   ----------------------------------------------------------------------------------------------

   At June 30, 2004, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

INVESTMENT MANAGEMENT

GOVERNMENT OBLIGATIONS PORTFOLIO

OFFICERS                                   TRUSTEES

Mark Venezia                               James B. Hawkes
President
                                           Samuel L. Hayes, III
Susan Schiff
Vice President and                         William H. Park
Portfolio Manager
                                           Ronald A. Pearlman
Barbara E. Campbell
Treasurer                                  Norton H. Reamer

Alan R. Dynner                             Lynn A. Stout
Secretary

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GOVERNMENT OBLIGATIONS PORTFOLIO

By:      /s/ Mark S. Venezia
        -------------------------------------
        Mark. S. Venezia
        President


Date:   August 11, 2004
        ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Barbara E. Campbell
        -------------------------------------
        Barbara E. Campbell
        Treasurer


Date:   August 11, 2004
        ---------------

By:     /s/ Mark S. Venezia
        ------------------------------------------
        Mark S. Venezia
        President


Date:   August 11, 2004
        ---------------